Investment Strategy - 1919 Retail Funds	Apr. 30, 2026
1919 Financial Services Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry that the Advisor believes are undervalued and thus may offer above-average potential for capital appreciation. These companies may include, but are not limited to:
•Regional and money center banks
•Securities brokerage firms
•Asset management companies
•Savings banks and thrift institutions
•Specialty finance companies (e.g., credit card and mortgage providers)
•Insurance and insurance brokerage firms
•Government sponsored agencies, such as the Government National Mortgage Association, in the financial services industry
•Financial conglomerates
Issuers in the financial services industry may also include companies that derive more than 50% of their revenues from providing products and services to the financial services industry, including software, hardware, publishing, news services, credit research and ratings services, internet services and business services. The Financial Services Fund may invest in securities of companies of any market capitalization and primarily invests in common stock. The Fund concentrates its assets in the financial services industry.
The Advisor analyzes an issuer’s financial statements to determine earnings per share potential and reviews, as appropriate, the economy where the issuer does business, the products offered, the issuer’s potential to benefit from industry changes and the strength and goals of management. The Advisor considers factors, including profitability, earnings, growth potential, management, credit trends, loan growth or lack thereof (with respect to banks), and geographic footprint when considering when to purchase or sell portfolio securities. The Advisor will compare these factors relative to an issuer’s peers. The Advisor will also consider how a purchase or sale of a portfolio security could impact the balance of the overall portfolio.
The Financial Services Fund may invest its assets in securities of foreign financial services companies, including companies in emerging market countries. The Financial Services Fund may invest in fixed income securities, including high yield securities or “junk bonds.” The Financial Services Fund may invest in shares of open-end funds or unit investment trusts that are traded on a stock exchange, called exchange traded funds (“ETFs”).
The Financial Services Fund may engage in a variety of transactions using derivatives, such as futures and options on securities, securities indexes or currencies; options on these futures; interest rate or currency swaps; and forward foreign currency transactions for any of the following purposes: to settle transactions in securities quoted in foreign currencies; as a hedging technique in an attempt to manage risk in the Financial Services Fund’s portfolio; as a substitute for buying or selling securities, as a cash flow management technique, and to manage its exposure to foreign securities.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in equity securities of issuers in the financial services industry that the Advisor believes are undervalued and thus may offer above-average potential for capital appreciation.
1919 Socially Responsive Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Socially Responsive Fund invests in a mix of common stocks and other equity securities, including preferred equity securities, of U.S. companies of any market capitalization and fixed income securities which are primarily investment grade and may be of any maturity and any duration. Under normal circumstances, the Socially Responsive Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. The Socially Responsive Fund may invest up to 25% (and generally less than 15%) in foreign securities, including those of issuers in emerging market countries. The Socially Responsive Fund emphasizes companies that offer both attractive investment opportunities and demonstrate an awareness of their impact on the society in which they operate.
The Socially Responsive Fund invests in a broad range of companies, industries and sectors, without regard to market capitalization. The portfolio managers use a fundamental approach to selecting equity securities. In selecting individual equity securities, the portfolio managers look for companies they believe are undervalued. Specifically, the portfolio managers look for attractive risk-adjusted price/earnings ratio, relative to growth, positive earnings trends and favorable financial condition. In selecting fixed income investments, the portfolio managers determine sector and maturity weightings based on intermediate- and long-term assessments of the economic environment and interest rate outlook, use fundamental analysis to determine the relative value of bond issues and seek to identify undervalued bonds and attempt to avoid bonds that may be subject to credit downgrades.
The portfolio managers consider whether, relative to other companies in an industry, a company that meets these investment criteria is also sensitive to environmental and social issues related to its products, services, or methods of doing business.
Socially responsive factors considered are:
•Fair and reasonable employment practices, with due consideration of a diverse workforce
•Contributions to the general well-being of the citizens of its host communities and countries and respect for human rights
•Efforts and strategies to minimize the negative impact of business activities and to preserve the earth’s ecological heritage with those environmental policies, practices and procedures that are currently acceptable, or are exhibiting improvement
•Exposure to fossil fuel real assets including oil, gas and coal
•Avoidance of investments in companies that:
•Manufacture nuclear weapons or other weapons of mass destruction
•Derive more than 5% of their revenue from the production and sale of non-nuclear weaponry
•Derive more than 5% of their revenue from the production or sales of tobacco
The portfolio managers perform their own independent review of issuers based on the above factors and every investment the Fund makes is reviewed against these factors (excluding securities issued by the U.S. Government or its agencies). In conducting this review, portfolio managers will seek to understand the business profile of an issuer and to identify any concerns relating to the above factors relative to established industry norms. This review is a fundamental, qualitative analysis based on third-party data, publicly available information and issuer disclosures and is not based on any pre-established quantitative screens with respect to any particular data.
With respect to “fair and reasonable employment practices,” the portfolio managers will assess whether a company has public labor relations issues, such as lawsuits, workplace accidents, or union-related disputes. In considering a company’s “contribution to the general well-being of citizens,” the portfolio managers assess whether a company has existing conflicts or controversies with the communities or citizens thereof in which it operates. Similarly, in assessing whether a company’s business activities have a “negative impact,” the portfolio managers review whether a company has had disclosed or public controversies or conflicts with respect to its local environment.
The Fund also assesses control of or exposure to fossil fuel real assets by evaluating a company’s ownership interest in oil, gas, and/or coal assets and to what degree the company’s business is dependent on the extraction, transportation, processing, and/or distribution of oil, gas, and/or coal. In making these assessments, the portfolio managers may review sources of revenue, capital expense, planned and implemented investments, company strategic direction or other relevant factors. Control of or exposure to fossil fuel real assets is the degree to which a company’s business is dependent on the aforementioned interests.
Socially responsive factors are not the exclusive considerations in investment decisions; investment decisions will also be based on the Advisor’s fundamental equity and fixed income research process. However, companies that are not, in the view of the portfolio managers, satisfying the socially responsive factors listed above -- or making efforts to satisfy the above factors -- consistent with applicable industry norms will not be purchased. These portfolio restrictions are based on the belief that a company will benefit from being socially responsive by enabling it to better position itself in developing business opportunities while avoiding liabilities that may be incurred when a product or service is determined to have a negative social impact.
The portfolio managers will use their best efforts to assess a company’s environmental and social performance. This means that there is no guarantee that the Advisor’s research process will uncover material factors that a company fails to disclose. This analysis will be based on a company’s present activities, and will not preclude securities solely because of past activities. The portfolio managers will monitor the related progress or deterioration of each company in which the Socially Responsive Fund invests. The Advisor will sell a portfolio security that no longer meets the socially responsive factors described above, but such a decision may also be based on the Advisor’s fundamental equity and fixed income research process.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Socially Responsive Fund will maintain at least 65% of the value of its assets in equity securities and at least 25% of the value of its assets in fixed income securities. Fixed income securities include asset- and mortgage-backed securities. The Socially Responsive Fund may invest up to 25% (and generally less than 15%) in foreign securities, including those of issuers in emerging market countries.